Consolidated statement of comprehensive incomes - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023		Jan. 31, 2023
Statement of comprehensive income [abstract]
Net income		$ 1,728	$ 1,485	[1]	$ 433	[1]
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(1,603)	2,594	[1]	(1,010)	[1]
Net gains (losses) on hedges of investments in foreign operations		962	(1,600)	[1]	543	[1]
Other comprehensive income, net of tax, exchange differences on translation		(641)	994	[1]	(467)	[1]
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		160	(72)	[1]	129	[1]
Net (gains) losses reclassified to net income		(10)	(13)	[1]	(7)	[1]
Other comprehensive income, net of tax, debt securities		150	(85)	[1]	122	[1]
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		871	(217)	[1]	576	[1]
Net (gains) losses reclassified to net income		(116)	173	[1]	(373)	[1]
Other comprehensive income, net of tax, cash flow hedges		755	(44)	[1]	203	[1]
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		(78)	(95)	[1]	(94)	[1]
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(199)	80	[1]	(148)	[1]
Net gains (losses) on equity securities designated at FVOCI		0	0	[1]	6	[1]
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		(277)	(15)	[1]	(236)	[1]
Total OCI	[2]	(13)	850	[1]	(378)	[1]
Comprehensive income		1,715	2,335	[1]	55	[1]
Comprehensive income attributable to non-controlling interests		12	8	[1]	9	[1]
Preferred shareholders and other equity instrument holders		67	62	[1]	72	[1]
Common shareholders		1,636	2,265	[1]	(26)	[1]
Comprehensive income attributable to equity shareholders		1,703	2,327	[1]	46	[1]
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		45	(72)		35
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(96)	93		(43)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(51)	21		(8)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		(32)	32		(34)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		4	5		3
Income tax (expense) benefit relating to debt securities of other comprehensive income		(28)	37		(31)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(335)	84		(221)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		45	(67)		143
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		(290)	17		(78)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		31	36		36
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		77	(30)		57
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		0	0		(1)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		108	6		92
Income tax (expense) benefit relating to components of other comprehensive income		$ (261)	$ 81		$ (25)

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Includes $53 million of gains for the quarter ended January 31, 2024 (October 31, 2023: $11 million of gains; January 31, 2023: $21 million of gains), relating to our investments in equity-accounted associates and joint ventures.